 GOF P-6 09/14

SUPPLEMENT DATED SEPTEMBER 15, 2014

TO THE PROSPECTUSES DATED SEPTEMBER 1, 2014

OF

FRANKLIN STRATEGIC SERIES

(Franklin Focused Core Equity Fund, Franklin Global Government Bond Fund,

Franklin Strategic Income Fund)

I.  The “Fund Summary – Annual Fund Operating Expenses” and “Example” tables  for Franklin Focused Core Equity Fund beginning on page 4 are replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class R	Class R6	Advisor Class
Management fees	0.95%	0.95%	0.95%	0.95%	0.95%
Distribution and service (12b-1) fees	0.30%	1.00%	0.50%	None	None
Other expenses	0.48%	0.48%	0.48%	1.33%	0.48%
Total annual Fund operating expenses	1.73%	2.43%	1.93%	2.28%	1.43%
Fee waiver and/or expense reimbursement[1]	-0.43%	-0.43%	-0.43%	-1.43%	-0.43%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	1.30%	2.00%	1.50%	0.85%	1.00%

1. Management has contractually agreed to waive or assume certain fees and expenses so that total annual Fund operating expenses (excluding Rule 12b-1 fees and acquired fund fees and expenses) for each class of the Fund do not exceed (and could be less than) 1.00% (other than certain non-routine expenses), until August 31, 2015. The “Fee waiver and/or expense reimbursement” and “Total annual Fund operating expenses after fee waiver and/or expense reimbursement” information in the table above has been restated to reflect the current contractual fee waiver and/or expense reimbursement agreement. Pursuant to a previous contractual fee waiver and/or expense reimbursement agreement, the actual "Total annual Fund operating expenses after fee waiver and/or expense reimbursement" for the fiscal year ending April 30, 2014 were 1.22% for Class A shares, 1.92% for Class C shares, 1.42% for Class R shares, 0.77% for Class R6 shares and 0.92% for Advisor Class shares. Management also has contractually agreed in advance to reduce its fees as a result of the Fund's investment in a Franklin Templeton money fund (acquired fund) for at least the next 12-month period. Contractual fee waiver and/or expense reimbursement agreements may not be terminated during the terms set forth above.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waiver and/or expense reimbursement by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$700	$1,049	$1,422	$2,465
Class C	$303	$717	$1,257	$2,734
Class R	$153	$564	$1,002	$2,219
Class R6	$87	$575	$1,090	$2,504
Advisor Class	$102	$410	$741	$1,676
If you do not sell your shares:
Class C	$203	$717	$1,257	$2,734

II.  The “Fund Summary – Annual Fund Operating Expenses” and “Example” tables  for Franklin Global Government Bond Fund beginning on page 5 are replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class R	Class R6	Advisor Class
Management fees	0.65%	0.65%	0.65%	0.65%	0.65%
Distribution and service (12b-1) fees[1]	0.25%	0.65%	0.50%	None	None
Other expenses[2]	2.51%	2.51%	2.51%	3.13%	2.51%
Acquired fund fees and expenses[3]	0.01%	0.01%	0.01%	0.01%	0.01%
Total annual Fund operating expenses	3.42%	3.82%	3.67%	3.79%	3.17%
Fee waiver and/or expense reimbursement[2]	-2.56%	-2.56%	-2.56%	-3.18%	-2.56%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	0.86%	1.26%	1.11%	0.61%	0.61%

1. The 12b-1 fees for Class A were adjusted to reflect the maximum rate under the Fund’s distribution plan.

2. The Fund began offering shares on September 6, 2013. Total annual Fund operating expenses are annualized. Other expenses are based upon estimated amounts for the current fiscal year. Management has contractually agreed to waive or assume certain expenses so that total annual Fund operating expenses (excluding Rule 12b-1 fees, acquired Fund fees and expenses and certain non-routine expenses) for each class of the Fund do not exceed (and could be less than) 0.60% until August 31, 2015. "Total annual Fund operating expenses after fee waiver and/or expense reimbursement" for the fiscal year ending April 30, 2014 were 0.57% for Class A shares, 1.16% for Class C shares, 1.01% for Class R shares, 0.51% for Class R6 shares and 0.51% for Advisor Class. The investment manager also has contractually agreed in advance to reduce its fees as a result of the Fund's investment in a Franklin Templeton money fund (acquired fund) for at least the next 12-month period. Contractual fee waiver and/or expense reimbursement agreements may not be terminated during the term set forth above.

3. Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waiver and/or expense reimbursement by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$509	$1,202	$1,917	$3,805
Class C	$228	$930	$1,751	$3,890
Class R	$113	$886	$1,679	$3,757
Class R6	$62	$863	$1,684	$3,823
Advisor Class	$62	$736	$1,435	$3,297
If you do not sell your shares:
Class C	$128	$930	$1,751	$3,890

III. The “Fund Summary – Annual Fund Operating Expenses” and “Example” tables  for Franklin Strategic Income Fund beginning on page 4 are replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class R	Class R6	Advisor Class
Management fees	0.45%	0.45%	0.45%	0.45%	0.45%
Distribution and service (12b-1) fees	0.25%	0.65%	0.50%	None	None
Other expenses	0.16%	0.16%	0.16%	0.03%	0.16%
Acquired fund fees and expenses[1]	0.01%	0.01%	0.01%	0.01%	0.01%
Total annual Fund operating expenses	0.87%	1.27%	1.12%	0.49%	0.62%

1. Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$510	$691	$887	$1,453
Class C	$229	$403	$697	$1,534
Class R	$114	$356	$617	$1,364
Class R6	$50	$157	$274	$616
Advisor Class	$63	$199	$346	$775
If you do not sell your shares:
Class C	$129	$403	$697	$1,534

IV. For the Franklin Global Government Bond Fund and Franklin Strategic Income Fund, the below paragraph of the “Fund Summary - Principal Risks – Interest Rate” section is updated as follows:

Interest Rate   When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. Interest rate changes on the whole are influenced by a number of factors including government policy, monetary policy, inflation expectations, perceptions of risk, and supply and demand of bonds. In general, securities with longer maturities are more sensitive to these interest rate changes.

Please keep this supplement with your prospectus for future reference.